Intangible Asset (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Cash consideration amount	$ 2,086,819
Amortization expense		$ 215,003	$ 202,494	$ 121,731